United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Federated Enhanced Duration Active Cash Core Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--27.9%
$87,000		Bank One Issuance Trust 2004-A7, Class A, 1.543%, 5/15/2014	$75,852
110,000		Bank of America Credit Card Trust Series 2008-A5, Class A5, 2.622%, 12/16/2013	98,176
100,000		MBNA Credit Card Master Note Trust Series 2004-A2, Class A2, 1.572%, 7/15/2013	90,702
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $291,025)	264,730
		COLLATERALIZED MORTGAGE OBLIGATIONS--40.9%
		Federal Home Loan Mortgage Corporation--2.1%
20,339		1.773%, 12/15/2016, REMIC 2551 CF	20,038
		Federal National Mortgage Association--38.8%
101,561		1.895%, 6/25/2032, REMIC 2002-36 FS	99,149
271,465		1.795%, 1/25/2030, REMIC 2003-123 NF	269,377
		TOTAL	368,526
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $390,861)	388,564
		CORPORATE BONDS--16.4%
		Consumer Cyclical - Retailers--2.4%
25,000		CVS Caremark Corp., Floating Rate Note, 3.111%, 6/1/2010	22,592
		Financial Institution - Banking--4.7%
50,000		J.P. Morgan Chase & Co., Floating Rate Note, 2.259%, 5/16/2011	44,638
		Financial Institution - Finance Noncaptive--4.8%
50,000		General Electric Capital Corp., Floating Rate Note, 3.585%, 1/26/2011	45,275
		Financial Institution - Insurance - Health--4.5%
50,000		UnitedHealth Group, Inc., Floating Rate Note, 3.384%, 6/21/2010	43,124
		TOTAL CORPORATE BONDS (IDENTIFIED COST $169,112)	155,629
		MUTUAL FUNDS--16.4%[1]
120,092	[2]	Prime Value Obligations Fund, Institutional Shares, 2.35%	120,092
8,243		High Yield Bond Portfolio	35,941
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $166,322)	156,033
		TOTAL INVESTMENTS --- 101.6% (IDENTIFIED COST $1,017,320)[3]	964,956
		OTHER ASSETS AND LIABILITIES --- NET --- (1.6)%[4]	(15,167)
		TOTAL NET ASSETS --- 100%	$949,789

1	Affiliated companies.
2	7-Day net yield.
3
At November 30, 2008, the cost of investments for federal tax purposes was $1,017,320.  The unrealized depreciation of investments for federal tax purposes was $52,364.  This consists of unrealized depreciation from investments for those securities having an excess of cost over value of $52,364.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 156,033
Level 2 – Other Significant Observable Inputs	808,923
Level 3 – Significant Unobservable Inputs	---
Total	$ 964,956

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B.Fisher
John B. Fisher
Principal Executive Officer
Date	January 28, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009